UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
NET CASH FLOW FROM OPERATING ACTIVITIES
Net income	$ 287.8	$ 160.5
Adjustments for:
Depreciation and amortization	215.1	159.1
Impairment losses	3.0	2.9
Share-based payment expense	29.9	16.9
Other non-cash valuation losses	1.5	0.4
Interest income	(8.1)	(2.9)
Interest expense	44.9	52.0
Foreign currency exchange losses/(gains), net & other finance costs	24.1	(10.6)
Loss on debt extinguishment	50.5	0.0
Income tax expense	113.5	58.9
Changes in:
Inventories	(299.4)	(309.1)
Accounts receivables	228.2	170.8
Prepaid expenses and other assets	(34.8)	15.2
Accounts payables	56.8	(32.1)
Other liabilities	(179.9)	(43.0)
Cash generated from operating activities	533.1	239.0
Interest paid	(52.0)	(44.5)
Interest received	9.6	5.5
Income taxes paid	(152.2)	(92.5)
Net cash flows from operating activities	338.5	107.5
NET CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of business	(10.0)	0.0
Acquisition of property, plant and equipment	(135.3)	(85.7)
Acquisition of intangible assets	(36.2)	(43.5)
Acquisition of right-of-use assets	(5.7)	(6.0)
Proceeds from sale of subsidiary	4.5	0.0
Net cash flows used in investing activities	(182.7)	(135.2)
NET CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from share issuance, net of issuance costs	836.1	0.0
Repayment for redemption of debt securities	(800.0)	0.0
Repayment of debt premium	(43.1)	0.0
Proceeds from short-term borrowings from financial institutions	44.5	2.9
Repayments of short-term borrowings from financial institutions	(43.9)	0.0
Proceeds from exercise of share options	14.6	21.1
Payments of lease liabilities	(87.2)	(45.5)
Payments of debt issuance costs	0.0	(0.6)
Settlements of forward contracts and balance sheet hedges	(1.5)	(16.6)
Release of derivative contract collateral	0.0	3.2
Payment of dividends to Non-Controlling Interests	(6.7)	0.0
Other financing items	(0.8)	(2.8)
Net cash flows used in financing activities	(88.0)	(38.3)
CHANGE IN CASH AND CASH EQUIVALENTS	67.8	(66.0)
Cash and cash equivalents
Cash and cash equivalents at period end	720.4	303.4
Translation differences	0.3	24.0
Cash and cash equivalents at the beginning of the period	652.3	345.4
NON-CASH INVESTING ACTIVITIES
Change in capital expenditures in accounts payable and other current liabilities	$ (15.7)	$ (26.7)